Redeemable non-controlling interests - Narrative (Details) - CJ O Shopping [Member] ¥ in Thousands	Oct. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity interests to be transferred (as a percent)	49.00%
Shanghai Baozun E-commerce Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity interests to be transferred (as a percent)	49.00%
Consideration on sale of equity interest	¥ 9,000
Decrease in net assets, threshold amount, maximum	3,000
Fair value of put option	¥ 0